DIRECT DIAL 617-573-4836 DIRECT FAX 617-305-4836 EMAIL ADDRESS KENNETH.BURDON@SKADDEN.COM	SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP 500 BOYLSTON STREET BOSTON, MASSACHUSETTS 02116 TEL: (617) 573-4800 FAX: (617) 573-4822 www.skadden.com September 4, 2018

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VIA EDGAR John Grzeskiewicz Senior Counsel Disclosure Review Office Division of Investment Management U.S. Securities and Exchange Commission 100 F Street N.E. Washington, DC 20549

RE: BlackRock Multi-Sector Opportunities Trust II

       (File Nos.: 333-225794; 811-23357)

Dear Mr. Grzeskiewicz:

Thank you for your comments received on July 20, 2018 regarding the registration statement on Form N-2 filed by BlackRock Multi-Sector Opportunities Trust II (the “Fund”) on June 20, 2018 (the “Registration Statement”) with the Securities and Exchange Commission (“SEC”). We have considered your comments to the Registration Statement and, on behalf of the Fund, responses to those comments are set forth below. Changes in response to comments on the Registration Statement will be reflected in the Pre-Effective Amendment No. 1 to the Registration Statement (the “Amendment”), which the Fund intends to file on or about the date hereof, and will be marked to show all changes made since the initial filing of the Registration Statement.

Your comments are set forth in bold, followed by the Fund’s responses. Capitalized terms not otherwise defined have the meanings ascribed to them in the Registration Statement.

***

John Grzeskiewicz

September 4, 2018

Prospectus

Cover Page

1.	Please inform the staff the reason for adding footnote 1 to the Fund’s pricing table and why such a footnote did not appear in the prospectus for Trust I.

Footnote 1 to the Fund’s pricing table was added to explain (i) that purchase orders for the Fund’s common shares will settle through the National Securities Clearing Corporation (“NSCC”) and (ii) the possibility that the offering could be terminated or extended if the Minimum Offering Amount is not met. No similar footnote was included in the prospectus for BlackRock Multi-Sector Opportunities Trust (File Number 333-220294) (“Trust I”) because (i) purchase orders for Trust I were not settled through the NSCC and (ii) there was no Minimum Offering Amount required for the Trust I offering to be completed. A Minimum Offering Amount was included in this offering to take into consideration the NSCC’s settlement process and the possibility that some of the purchase orders may not settle within the ordinary settlement cycle.

Prospectus Summary

Limited Term, page 3

2.	Please print in bold the last paragraph under this heading that states that the Fund is not a target term fund.

The Fund has made the requested change.

Investment Policies, page 6

3.

Disclose the names and addresses in the prospectus of any Subsidiaries in which the Fund invests, or intends to invest, and whether investors other than the series of the Fund may purchase shares in the Subsidiaries. Also, please inform the staff how the Fund intends to inform its shareholders if and when it begins to form and invest in the Subsidiaries.

The Fund does not anticipate forming any Subsidiaries prior to the closing of the offering. After the closing of the offering, if the Advisor determines it to be appropriate or necessary, the Fund may form one or more wholly-owned subsidiaries in one or more jurisdictions on an ad hoc basis. Any Subsidiaries formed by the Fund will be disclosed in the Fund’s annual and semi-annual shareholder reports.

John Grzeskiewicz

September 4, 2018

Summary of Fund Expenses, pages 41-43

4.	Please confirm in your response letter to the staff that short expenses (i.e., dividends paid on the stocks sold short) are in the fee table.

The Fund does not intend to hold short equities. Accordingly, short expenses are not included in the fee table.

5.

The prospectus states that the Fund can invest in open- or closed-end investment companies, including exchange-traded funds and business development companies. The fee table does not include a line item for Acquired Fund Fees and Expenses (“AFFE”). In the event the AFFE incurred exceeds 0.01% of the average net assets of the Fund, please include these fees and expenses in a separate line in the fee table.

The Fund notes your comments and will include AFFE in a separate line in the fee table if the AFFE incurred exceeds 0.01% of the average net assets of the Fund.

6.	Please furnish the staff a completed fee table about a week before acceleration is requested for this filing. We may have further comments.

The Fund will submit a completed fee table as requested.

Statement of Additional Information

7.

Some investments, techniques, and risks described here are not mentioned in the prospectus. To the extent that the Fund intends to invest in such investments, use techniques, or has risks that might materially affect the performance of the Fund or the decision of an investor to purchase its shares, such investments, techniques, and risks should be disclosed and discussed in the prospectus.

The Fund does not currently plan to invest in such investments, use techniques, or have risks that are described in the statement of additional information, but not in the prospectus.

Management of the Trust, pages S-33 – S-35

8.	The information about the Trustees and portfolio managers should be furnished by a pre-effective amendment.

The Fund has added the requested disclosure.

John Grzeskiewicz

September 4, 2018

General Comments

9.	Where a comment is made in one location, it is applicable to all similar disclosure appearing elsewhere in the registration statement.

The Fund notes your comments.

10.

We note that portions of the filing are incomplete. We may have additional comments on such portions when you complete them in a pre-effective amendment, on disclosures made in response to this letter, on information supplied supplementally, or on exhibits added in any pre-effective amendments.

The Fund notes your comments.

11.	Please advise us if you have submitted or expect to submit an exemptive application or no-action request in connection with your registration statement.

The Fund has not and does not expect to submit an exemptive application or no-action request in connection with the Registration Statement.

12.

If the Fund intends to rely on Rule 430A under the 1933 Act to omit certain information from the prospectus included with the final pre-effective amendment, please identify the omitted information to us supplementally, before filing the Fund’s final pre-effective amendment.

The Fund will identify any such information supplementally before filing a final pre-effective amendment.

Responses to this letter should be in the form of a pre-effective amendment filed pursuant to Rule 472 under the 1933 Act. Where no change will be made in the filing in response to a comment, please indicate this fact in a supplemental letter and briefly state the basis for your position.

The Fund notes your comments.

In closing, we remind you that the Fund and its management are responsible for the accuracy and adequacy of their disclosures, notwithstanding any review, comments, action or absence of action by the staff.

The Fund notes your comments.

* * * * * * *

John Grzeskiewicz

September 4, 2018

Should you have any additional comments or concerns, please do not hesitate to contact me at (617) 573-4836 or Tom DeCapo at (617) 573-4814.

Best regards,

/s/ Kenneth E. Burdon

Kenneth E. Burdon